Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.04%
Australia–1.44%
CSL Ltd.	52,753	$10,174,110
China–38.05%
Alibaba Group Holding Ltd., ADR(a)	155,442	39,019,051
Angel Yeast Co. Ltd., A Shares	1,238,800	11,702,110
China Mengniu Dairy Co. Ltd.(a)	6,579,000	30,831,629
Henan Shuanghui Investment & Development Co. Ltd., A Shares	703,324	5,506,985
Industrial & Commercial Bank of China Ltd., H Shares	5,348,000	3,163,662
JD.com, Inc., ADR(a)	264,672	16,883,427
Kweichow Moutai Co. Ltd., A Shares	22,627	5,443,359
Meituan Dianping, B Shares(a)	494,800	12,271,039
Minth Group Ltd.	2,616,000	7,803,670
New Oriental Education & Technology Group, Inc., ADR(a)	73,708	10,333,862
Qingdao Port International Co. Ltd., H Shares(b)	6,409,000	3,631,257
Shanghai International Airport Co. Ltd., A Shares	1,220,923	11,889,236
Sunny Optical Technology Group Co. Ltd.	967,700	18,052,910
Tencent Holdings Ltd.	560,300	38,355,131
Wuliangye Yibin Co. Ltd., A Shares	739,260	23,050,831
Yum China Holdings, Inc.	610,489	31,281,456
		269,219,615
Hong Kong–4.88%
CK Asset Holdings Ltd.	1,860,160	10,256,493
Hongkong Land Holdings Ltd.	1,093,700	4,169,462
Swire Properties Ltd.	8,678,600	20,063,033
		34,488,988
India–1.73%
HDFC Bank Ltd., ADR(a)	261,753	12,236,953
Indonesia–6.26%
PT Bank Central Asia Tbk	8,897,400	19,061,156
PT Pakuwon Jati Tbk(a)	441,598,300	12,875,220
PT Telekomunikasi Indonesia (Persero) Tbk	59,061,100	12,349,260
		44,285,636
Macau–2.64%
Galaxy Entertainment Group Ltd.	2,740,000	18,691,533
Malaysia–3.42%
Bursa Malaysia Bhd.	5,400,550	11,878,720
Heineken Malaysia Bhd.	1,293,000	6,882,756
Shares		Value
Malaysia–(continued)
Public Bank Bhd.	1,347,600	$5,419,820
		24,181,296
Philippines–3.95%
BDO Unibank, Inc.	5,955,980	10,691,625
SM Investments Corp.	581,086	10,432,412
SM Prime Holdings, Inc.	11,141,400	6,819,880
		27,943,917
Singapore–4.48%
Keppel REIT	26,543,700	21,423,200
United Overseas Bank Ltd.	732,200	10,287,453
		31,710,653
South Korea–6.95%
NAVER Corp.	53,315	13,490,011
Samsung Electronics Co. Ltd.	733,170	35,685,001
		49,175,012
Taiwan–5.48%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,651,464	38,804,740
Thailand–1.76%
Central Pattana PCL, Foreign Shares	8,024,700	12,468,599
United States–5.87%
Amcor PLC, CDI	1,162,299	11,999,275
Broadcom, Inc.	93,153	29,506,213
		41,505,488
Vietnam–2.13%
Vietnam Dairy Products JSC	3,262,542	15,079,783
Total Common Stocks & Other Equity Interests (Cost $419,376,552)		629,966,323
Money Market Funds–10.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	26,411,116	26,411,116
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	19,178,307	19,189,814
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	30,184,133	30,184,133
Total Money Market Funds (Cost $75,779,222)		75,785,063
TOTAL INVESTMENTS IN SECURITIES—99.75% (Cost $495,155,774)		705,751,386
OTHER ASSETS LESS LIABILITIES–0.25%		1,762,848
NET ASSETS–100.00%		$707,514,234

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$27,069,917	$48,827,988	$(49,486,789)	$-	$-	$26,411,116	$160,319
Invesco Liquid Assets Portfolio, Institutional Class	19,342,717	35,499,181	(35,649,964)	219	(2,339)	19,189,814	145,175
Invesco Treasury Portfolio, Institutional Class	30,937,048	55,803,416	(56,556,331)	-	-	30,184,133	178,403
Total	$77,349,682	$140,130,585	$(141,693,084)	$219	$(2,339)	$75,785,063	$483,897

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$10,174,110	$—	$10,174,110
China	97,517,796	171,701,819	—	269,219,615
Hong Kong	—	34,488,988	—	34,488,988
India	12,236,953	—	—	12,236,953
Indonesia	—	44,285,636	—	44,285,636
Macau	—	18,691,533	—	18,691,533
Malaysia	—	24,181,296	—	24,181,296
Philippines	—	27,943,917	—	27,943,917
Singapore	—	31,710,653	—	31,710,653
South Korea	—	49,175,012	—	49,175,012
Taiwan	—	38,804,740	—	38,804,740
Thailand	—	12,468,599	—	12,468,599
United States	29,506,213	11,999,275	—	41,505,488
Vietnam	—	15,079,783	—	15,079,783
Money Market Funds	75,785,063	—	—	75,785,063
Total Investments	$215,046,025	$490,705,361	$—	$705,751,386
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Asia Pacific Growth Fund